Equity Method Investment in Joint Ventures - Changes (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Equity Method Investment in Joint Ventures
Balance, December 31, 2024	$ 146,158
Loss from investment in joint ventures	(984)
Balance, March 31, 2025	145,174
Total
Equity Method Investment in Joint Ventures
Loss from investment in joint ventures	(984)
Balance, March 31, 2025	145,174
SWA Lithium
Equity Method Investment in Joint Ventures
Balance, December 31, 2024	94,264
Loss from investment in joint ventures	(829)
Balance, March 31, 2025	93,435
Texas Lithium
Equity Method Investment in Joint Ventures
Balance, December 31, 2024	51,894
Loss from investment in joint ventures	(155)
Balance, March 31, 2025	$ 51,739